Debt - Additional Information (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 28, 2021 USD ($)	Sep. 28, 2021 EUR (€)	Jun. 28, 2021 USD ($)	Jun. 28, 2021 EUR (€)
Debt Instrument [Line Items]
Term loan								$ 628,000	€ 435,000
Repayment of loans and borrowings			$ 92,867	$ 3,267,269
Repayments of debt related to transactions				1,155,743
Debt Instrument, Principal payment				3,850
Capitalized debt fees		$ 40,538		40,538
Line of credit	$ 73,000		73,000		$ 50,000
Debt issuance costs	38,261		38,261		38,302
Interest expense	28,426	$ 62,650	54,382	125,019
Amortization of deferred debt issuance costs			9,505	$ 6,769
Voluntary prepayment			9,434
Line of Credit [Member] | Minimum
Debt Instrument [Line Items]
Line of credit	50,000		50,000
Line of Credit [Member] | Maximum
Debt Instrument [Line Items]
Line of credit	75,000		75,000
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued								400,000	435,000
Secured notes repurchased	12,500		12,500
Other income net	2,992		2,992
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed								1,018,000	710,000
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance								305,000
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal payment			14,529
Line of Credit Facility, Amount Outstanding			36,061		28,423
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan						$ 390,000		$ 390,000
Debt issuance costs	6,261		6,261
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €							€ 275,000		€ 275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of Credit	$ 125,356		$ 125,356		$ 171,392
Percentage of reporting date exceeds of total new revolving credit facility			40.00%
First lien debt ratio, description			First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
Letter of Credit [Member] | Minimum
Debt Instrument [Line Items]
First lien debt ratio			0.075
Letter of Credit [Member] | Maximum
Debt Instrument [Line Items]
First lien debt ratio			0.010